Total
BNY Mellon Floating Rate Income Fund
Fund Summary
Investment Objective
The fund seeks high current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 15 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Floating Rate Income Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Floating Rate Income Fund		Class A	Class C	Class I	Class Y
Management fees		0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses	[1]	0.14%	0.23%	0.12%	0.08%
Total other expenses		0.39%	0.48%	0.12%	0.08%
Total annual fund operating expenses		1.04%	1.88%	0.77%	0.73%
Fee waiver and/or expense reimbursement	[2]	(0.02%)	(0.11%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.02%	1.77%	0.77%	0.73%
[1]	Includes commitment fees on borrowings in the amount of .02%.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75%. On or after December 29, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Floating Rate Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	351	571	808	1,487
Class C	280	580	1,006	2,192
Class I	79	246	428	954
Class Y	75	233	406	906

Expense Example No Redemption - BNY Mellon Floating Rate Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	351	571	808	1,487
Class C	180	580	1,006	2,192
Class I	79	246	428	954
Class Y	75	233	406	906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 91.95% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate loans and other floating rate securities. These investments effectively should enable the fund to achieve a floating rate of income. The fund's sub-adviser, Alcentra NY, LLC, normally focuses on senior secured floating rate loans, which are loans secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. The fund's investments in floating rate loans and other floating rate securities also may include, without limitation, (i) second lien loans, senior unsecured loans and subordinated loans, (ii) senior and subordinated corporate debt obligations (such as bonds, debentures and notes), and (iii) debt obligations issued by governments, their agencies and instrumentalities, and debt obligations issued by central banks. The fund may purchase participations and assignments in, and commitments to purchase, floating rate loans. The fund currently intends to invest principally in floating rate loans and other floating rate securities of U.S. issuers, but may invest up to 30% of its net assets in securities of foreign issuers, typically those located in foreign countries that are members of the Organisation for Economic Co-operation and Development.

Floating rate instruments are loans and other securities with interest rates that adjust or "float" periodically based on a specified interest rate or other reference. Floating rate loans are made by banks and other financial institutions to their corporate clients.

The fund may invest in floating rate loans and other securities of any credit quality, maturity and duration. The floating rate loans and other floating rate securities in which the fund invests typically will be rated, at the time of investment, below investment grade (i.e., below BBB- or Baa3) by one or more nationally recognized statistical rating organizations (NRSROs) that rate such instruments, or, if unrated, determined to be of comparable quality by the fund's sub-adviser (commonly referred to as "junk" or "high yield" instruments). The fund may invest up to 20% of its net assets in the aggregate in floating rate loans and other floating rate securities and fixed rate high yield bonds rated, at the time of investment, in the lower rated categories (CCC+ or Caa1 or lower) by an NRSRO or, if unrated, determined to be of comparable quality by the fund's sub-adviser. The fund may not invest in issuers which are in default (i.e., failing to pay interest or principal when due) at the time of purchase, except for investments in debt issued in connection with a company in bankruptcy that is senior to all other debt, equity, and any other securities in connection with such issuer.

The fund's sub-adviser buys and sells securities for the fund through a value-oriented, bottom-up research process that incorporates a macroeconomic overlay to analyze investment opportunities. The sub-adviser uses fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across sectors, industries and structures while seeking to mitigate credit risk. The sub-adviser's fundamental analysis is complemented by its macroeconomic outlook as it relates to observed default trends, performance drivers and capital market liquidity. The sub-adviser seeks to mitigate credit risk through a disciplined approach to its credit investment selection and evaluation process.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)Class A

Best Quarter Q2, 2020: 10.16% Worst Quarter Q1, 2020: -13.19% The year-to-date total return of the fund's Class A shares as of September 30, 2023 was 9.24%.
Average Annual Total Returns (as of 12/31/22)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon Floating Rate Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	(3.95%)	1.69%	2.23%		Sep. 27, 2013
Class C	(3.16%)	1.45%	1.75%		Sep. 27, 2013
Class I	(1.27%)	2.48%	2.78%		Sep. 27, 2013
Class Y	(1.15%)	2.53%	2.81%		Sep. 27, 2013
After Taxes on Distributions | Class A	(5.92%)	(0.23%)	0.47%
After Taxes on Distributions and Sale of Fund Shares | Class A	(2.35%)	0.47%	0.92%
Credit Suisse Leveraged Loan Index reflects no deductions for fees, expenses or taxes	(1.06%)	3.24%	3.63%	[1]	Sep. 30, 2013
[1]	For comparative purposes, the value of the index on September 30, 2013 is used as the beginning value on September 27, 2013.